April 23, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:          Cambria ETF Trust
Initial Registration Statement on Form N-1A

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Cambria ETF Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), is the Trust’s initial Registration Statement on Form N-1A, including the exhibits thereto.

Prior to this filing, the Trust transmitted for filing with the Securities and Exchange Commission under the 1940 Act the Trust’s Notification of Registration on Form N-8A.

Please do not hesitate to call me at (202) 778-9475 if you have any questions relating to this filing.

Sincerely,

/s/ Stacy L. Fuller

Stacy L. Fuller

Enclosures